Financial Risk Review - Schedule of Liquidity Risk (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Total	$ 67,301,686	$ 68,675,944
Greater than or equal to thirty days
Disclosure of financial assets [line items]
Total	4,107,626	5,018,039
Thirty days through one year
Disclosure of financial assets [line items]
Total	6,193,498	587,106
One year through two years
Disclosure of financial assets [line items]
Total	4,079,025	8,343,281
More than two years
Disclosure of financial assets [line items]
Total	$ 52,921,537	$ 54,727,518